Schedule of trade accounts receivable by maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Trade accounts receivable, gross	R$ 7,298,594	R$ 4,928,215
Allowance for doubtful accounts	(131,634)	(173,007)	R$ (229,323)	R$ (233,625)
Total	7,166,960	4,755,208
Not past due member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Trade accounts receivable, gross	6,705,123	4,368,714
Not later than ninety days member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Trade accounts receivable, gross	431,899	396,953
Later than ninety days and not later than one hundred and eighty days member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Trade accounts receivable, gross	45,134	6,272
Later than one hundred and eighty days member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Trade accounts receivable, gross	R$ 116,438	R$ 156,276